Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 1,679	$ 954	$ 404
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities	1,311	(3,662)	2,356
Related tax effect	(445)	1,292	(859)
Reclassification of losses (gains) recognized in net income	2	523	(1,286)
Related tax effect	(1)	(202)	496
Total other comprehensive income (loss)	867	(2,049)	707
Comprehensive income (loss)	2,546	(1,095)	1,111
Less: Comprehensive income attributable to noncontrolling interest	(591)	(478)
Comprehensive income (loss) attributable to Uwharrie Capital	$ 1,955	$ (1,573)	$ 1,111